Document and Entity Information	Apr. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001994702
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	Kyverna Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41947
Entity Tax Identification Number	83-1365441
Entity Address, Address Line One	5980 Horton St.
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	925-2492
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	KYTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false